ACCOUNT PAYABLE	12 Months Ended
Dec. 31, 2012
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
13.	ACCOUNTS PAYABLE

Accounts payable consist of the following at December 31, 2012 and 2011, respectively:

	December 31,
	2012	2011

Accounts payable	$4,069,697	$1,500,661
Notes payable	6,415,627	3,177,680
	$10,485,324	$4,678,341

The notes are payable on demand to Company's creditors. The creditors have given extended credit terms secured by pledge of the Company's restricted cash. All outstanding is due within one year.